Taxes (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Deferred income tax liabilities, not recognize	$ 445	$ 13,979	$ 366
Deferred liability, group recognized	11,892
Deferred income tax assets and liabilities, net	$ 1,377
Bottom Range [Member]
Statement [Line Items]
Reduction of the corporate tax rate	15.00%
Tax rate applicable to companies	25.00%
Top Range [Member]
Statement [Line Items]
Tax rate applicable to the companies	30.00%
Joint Ventures [Member]
Statement [Line Items]
Deferred income tax liabilities, not recognize			$ 300
Argentine Operations Center [Member]
Statement [Line Items]
Deferred income tax assets, not recognize		$ 100
Tax rate applicable to the companies	35.00%	34.99%	30.00%